Earnings per share (Tables)	12 Months Ended
Mar. 31, 2015
Earnings per share
Schedule of computation of basic and diluted net income per share

	Year ended March 31,
	2013	2014	2015
	(in millions of RMB, except share data and per share data)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	8,404	23,076	24,149
Reversal of accretion of Convertible Preference Shares	17	31	15
Reversal of dividend of Convertible Preference Shares	111	208	97

Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	8,532	23,315	24,261
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	2,294	2,175	2,337
Adjustments for dilutive share options and RSUs (million shares)	46	66	120
Conversion of Convertible Preference Shares (million shares)	49	91	43

Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	2,389	2,332	2,500
Net income per ordinary share/ADS — basic (RMB)	3.66	10.61	10.33

Net income per ordinary share/ADS — diluted (RMB)	3.57	10.00	9.70